Supplement to the
Fidelity Advisor Freedom Funds®
Institutional Class
May 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Advisor Freedom Funds and modify the selection of underlying Fidelity funds for any Fidelity Advisor Freedom Fund from time to time. Effective on or about January 1, 2014, a new target asset allocation strategy for the Fidelity Advisor Freedom Funds will take effect. On or about September 26, 2013 Strategic Advisers will begin transitioning fund assets to achieve the desired target allocations. The modified asset allocation strategy is expected to result in changes to acquired fund fees and expenses reflected in each fund's fee table, which have been updated accordingly in the fee tables below. Commensurate with this change, on or about January 1, 2014, after the modified asset allocation strategy has been fully implemented, Strategic Advisers will replace the MSCI EAFE Index with the MSCI ACWI ex US Index as a component of each fund's composite benchmark.

The following information replaces similar information for Fidelity Advisor Freedom Income Fund found in the "Fund Summary" section beginning on page 3 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.51%
Total annual operating expensesB	0.51%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 52
3 years	$ 164
5 years	$ 285
10 years	$ 640

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

AFFI-13-04  September 26, 2013
1.790698.135

The following information replaces similar information for Fidelity Advisor Freedom 2005 Fund found in the "Fund Summary" section beginning on page 6 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.58%
Total annual operating expensesB	0.58%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 59
3 years	$ 186
5 years	$ 324
10 years	$ 726

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2005).

The following information replaces similar information for Fidelity Advisor Freedom 2010 Fund found in the "Fund Summary" section beginning on page 9 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.62%
Total annual operating expensesB	0.62%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 63
3 years	$ 199
5 years	$ 346
10 years	$ 774

Principal Investment Strategies

Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2010).

The following information replaces similar information for Fidelity Advisor Freedom 2015 Fund found in the "Fund Summary" section beginning on page 12 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.66%
Total annual operating expensesB	0.66%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 67
3 years	$ 211
5 years	$ 368
10 years	$ 822

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2015).

The following information replaces similar information for Fidelity Advisor Freedom 2020 Fund found in the "Fund Summary" section beginning on page 15 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.69%
Total annual operating expensesB	0.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2020).

The following information replaces similar information for Fidelity Advisor Freedom 2025 Fund found in the "Fund Summary" section beginning on page 18 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.73%
Total annual operating expensesB	0.73%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 75
3 years	$ 233
5 years	$ 406
10 years	$ 906

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2025).

The following information replaces similar information for Fidelity Advisor Freedom 2030 Fund found in the "Fund Summary" section beginning on page 21 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.78%
Total annual operating expensesB	0.78%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 80
3 years	$ 249
5 years	$ 433
10 years	$ 966

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2030).

The following information replaces similar information for Fidelity Advisor Freedom 2035 Fund found in the "Fund Summary" section beginning on page 24 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.80%
Total annual operating expensesB	0.80%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 82
3 years	$ 255
5 years	$ 444
10 years	$ 990

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2035).

The following information replaces similar information for Fidelity Advisor Freedom 2040 Fund found in the "Fund Summary" section beginning on page 27 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.80%
Total annual operating expensesB	0.80%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 82
3 years	$ 255
5 years	$ 444
10 years	$ 990

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2040).

The following information replaces similar information for Fidelity Advisor Freedom 2045 Fund found in the "Fund Summary" section beginning on page 30 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2045).

The following information replaces similar information for Fidelity Advisor Freedom 2050 Fund found in the "Fund Summary" section beginning on page 33 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2050).

The following information replaces similar information for Fidelity Advisor Freedom 2055 Fund found in the "Fund Summary" section beginning on page 36 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2055).

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 39.

The following table contains guidelines designed to help investors select an appropriate Fidelity Advisor Freedom Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 67 and that the investor will withdraw the value of his or her account in the fund gradually after retirement.

Retirement Year	Fund
Retired before 2003	Fidelity Advisor Freedom Income Fund
2003 - 2007	Fidelity Advisor Freedom 2005 Fund
2008 - 2012	Fidelity Advisor Freedom 2010 Fund
2013 - 2017	Fidelity Advisor Freedom 2015 Fund
2018 - 2022	Fidelity Advisor Freedom 2020 Fund
2023 - 2027	Fidelity Advisor Freedom 2025 Fund
2028 - 2032	Fidelity Advisor Freedom 2030 Fund
2033 - 2037	Fidelity Advisor Freedom 2035 Fund
2038 - 2042	Fidelity Advisor Freedom 2040 Fund
2043 - 2047	Fidelity Advisor Freedom 2045 Fund
2048 - 2052	Fidelity Advisor Freedom 2050 Fund
2053 - 2057	Fidelity Advisor Freedom 2055 Fund

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 41.

The following chart illustrates how each Fidelity Advisor Freedom Fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The Fidelity Advisor Freedom Funds' actual target asset allocations may differ from this illustration.

When the target asset allocation of a Fidelity Advisor Freedom Fund with a target retirement date matches Fidelity Advisor Freedom Income Fund's target asset allocation (approximately 10 to 17 years after the fund's retirement date), the Board of Trustees may combine the fund with Fidelity Advisor Freedom Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Advisor Freedom Income Fund.

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Advisor Freedom Fund and modify the selection of underlying Fidelity funds for any Fidelity Advisor Freedom Fund from time to time. Effective August 1, 2013, Fidelity Advisor Series Mega Cap Fund revised its investment objective to seek a high total return through a combination of current income and capital appreciation and eliminated its current policy to invest at least 80% of its assets in common stocks of companies with mega market capitalizations. In addition to other related policy changes, the fund also changed its name to "Fidelity Advisor Series Growth & Income Fund." Each Fidelity Advisor Freedom Fund is expected to cease its investments in Fidelity Advisor Growth & Income Fund over time.

The following disclosure supplements the existing disclosure for Fidelity Advisor Series Equity-Income Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 42.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following disclosure replaces the similar disclosure for Fidelity Advisor Series Mega Cap Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 43.

Fidelity Advisor Series Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Supplement to the
Fidelity Advisor Freedom Funds®
Class A, Class T, Class B, and Class C
May 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Advisor Freedom Funds and modify the selection of underlying Fidelity funds for any Fidelity Advisor Freedom Fund from time to time. Effective on or about January 1, 2014, a new target asset allocation strategy for the Fidelity Advisor Freedom Funds will take effect. On or about September 26, 2013 Strategic Advisers will begin transitioning fund assets to achieve the desired target allocations. The modified asset allocation strategy is expected to result in changes to acquired fund fees and expenses reflected in each fund's fee table, which have been updated accordingly in the fee tables below. Commensurate with this change, on or about January 1, 2014, after the modified asset allocation strategy has been fully implemented, Strategic Advisers will replace the MSCI EAFE Index with the MSCI ACWI ex US Index as a component of each fund's composite benchmark.

The following information replaces similar information for Fidelity Advisor Freedom Income Fund found in the "Fund Summary" section beginning on page 3 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.51%	0.51%	0.51%	0.51%
Total annual operating expensesB	0.76%	1.01%	1.51%	1.51%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 648	$ 648	$ 449	$ 449	$ 654	$ 154	$ 254	$ 154
3 years	$ 804	$ 804	$ 660	$ 660	$ 777	$ 477	$ 477	$ 477
5 years	$ 973	$ 973	$ 888	$ 888	$ 1,024	$ 824	$ 824	$ 824
10 years	$ 1,463	$ 1,463	$ 1,543	$ 1,543	$ 1,504	$ 1,504	$ 1,802	$ 1,802

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

AFF-13-04  September 26, 2013
1.790697.141

The following information replaces similar information for Fidelity Advisor Freedom 2005 Fund found in the "Fund Summary" section beginning on page 7 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.58%	0.58%	0.58%	0.58%
Total annual operating expensesB	0.83%	1.08%	1.58%	1.58%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 655	$ 655	$ 456	$ 456	$ 661	$ 161	$ 261	$ 161
3 years	$ 825	$ 825	$ 681	$ 681	$ 799	$ 499	$ 499	$ 499
5 years	$ 1,009	$ 1,009	$ 925	$ 925	$ 1,060	$ 860	$ 860	$ 860
10 years	$ 1,541	$ 1,541	$ 1,621	$ 1,621	$ 1,582	$ 1,582	$ 1,878	$ 1,878

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2005).

The following information replaces similar information for Fidelity Advisor Freedom 2010 Fund found in the "Fund Summary" section beginning on page 11 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.62%	0.62%	0.62%	0.62%
Total annual operating expensesB	0.87%	1.12%	1.62%	1.62%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 659	$ 659	$ 460	$ 460	$ 665	$ 165	$ 265	$ 165
3 years	$ 837	$ 837	$ 694	$ 694	$ 811	$ 511	$ 511	$ 511
5 years	$ 1,029	$ 1,029	$ 945	$ 945	$ 1,081	$ 881	$ 881	$ 881
10 years	$ 1,586	$ 1,586	$ 1,665	$ 1,665	$ 1,627	$ 1,627	$ 1,922	$ 1,922

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2010).

The following information replaces similar information for Fidelity Advisor Freedom 2015 Fund found in the "Fund Summary" section beginning on page 15 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.66%	0.66%	0.66%	0.66%
Total annual operating expensesB	0.91%	1.16%	1.66%	1.66%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 663	$ 663	$ 464	$ 464	$ 669	$ 169	$ 269	$ 169
3 years	$ 848	$ 848	$ 706	$ 706	$ 823	$ 523	$ 523	$ 523
5 years	$ 1,050	$ 1,050	$ 966	$ 966	$ 1,102	$ 902	$ 902	$ 902
10 years	$ 1,630	$ 1,630	$ 1,710	$ 1,710	$ 1,672	$ 1,672	$ 1,965	$ 1,965

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2015).

The following information replaces similar information for Fidelity Advisor Freedom 2020 Fund found in the "Fund Summary" section beginning on page 19 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.69%	0.69%	0.69%	0.69%
Total annual operating expensesB	0.94%	1.19%	1.69%	1.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 665	$ 665	$ 467	$ 467	$ 672	$ 172	$ 272	$ 172
3 years	$ 857	$ 857	$ 715	$ 715	$ 833	$ 533	$ 533	$ 533
5 years	$ 1,065	$ 1,065	$ 981	$ 981	$ 1,118	$ 918	$ 918	$ 918
10 years	$ 1,663	$ 1,663	$ 1,743	$ 1,743	$ 1,705	$ 1,705	$ 1,998	$ 1,998

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2020).

The following information replaces similar information for Fidelity Advisor Freedom 2025 Fund found in the "Fund Summary" section beginning on page 23 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.73%	0.73%	0.73%	0.73%
Total annual operating expensesB	0.98%	1.23%	1.73%	1.73%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 669	$ 669	$ 471	$ 471	$ 676	$ 176	$ 276	$ 176
3 years	$ 869	$ 869	$ 727	$ 727	$ 845	$ 545	$ 545	$ 545
5 years	$ 1,086	$ 1,086	$ 1,002	$ 1,002	$ 1,139	$ 939	$ 939	$ 939
10 years	$ 1,707	$ 1,707	$ 1,787	$ 1,787	$ 1,749	$ 1,749	$ 2,041	$ 2,041

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2025).

The following information replaces similar information for Fidelity Advisor Freedom 2030 Fund found in the "Fund Summary" section beginning on page 27 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.78%	0.78%	0.78%	0.78%
Total annual operating expensesB	1.03%	1.28%	1.78%	1.78%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 674	$ 674	$ 476	$ 476	$ 681	$ 181	$ 281	$ 181
3 years	$ 884	$ 884	$ 742	$ 742	$ 860	$ 560	$ 560	$ 560
5 years	$ 1,111	$ 1,111	$ 1,028	$ 1,028	$ 1,164	$ 964	$ 964	$ 964
10 years	$ 1,762	$ 1,762	$ 1,841	$ 1,841	$ 1,804	$ 1,804	$ 2,095	$ 2,095

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2030).

The following information replaces similar information for Fidelity Advisor Freedom 2035 Fund found in the "Fund Summary" section beginning on page 31 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.80%	0.80%	0.80%	0.80%
Total annual operating expensesB	1.05%	1.30%	1.80%	1.80%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 676	$ 676	$ 478	$ 478	$ 683	$ 183	$ 283	$ 183
3 years	$ 890	$ 890	$ 748	$ 748	$ 866	$ 566	$ 566	$ 566
5 years	$ 1,121	$ 1,121	$ 1,038	$ 1,038	$ 1,175	$ 975	$ 975	$ 975
10 years	$ 1,784	$ 1,784	$ 1,863	$ 1,863	$ 1,826	$ 1,826	$ 2,116	$ 2,116

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2035).

The following information replaces similar information for Fidelity Advisor Freedom 2040 Fund found in the "Fund Summary" section beginning on page 35 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.80%	0.80%	0.80%	0.80%
Total annual operating expensesB	1.05%	1.30%	1.80%	1.80%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 676	$ 676	$ 478	$ 478	$ 683	$ 183	$ 283	$ 183
3 years	$ 890	$ 890	$ 748	$ 748	$ 866	$ 566	$ 566	$ 566
5 years	$ 1,121	$ 1,121	$ 1,038	$ 1,038	$ 1,175	$ 975	$ 975	$ 975
10 years	$ 1,784	$ 1,784	$ 1,863	$ 1,863	$ 1,826	$ 1,826	$ 2,116	$ 2,116

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2040).

The following information replaces similar information for Fidelity Advisor Freedom 2045 Fund found in the "Fund Summary" section beginning on page 39 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.81%	0.81%	0.81%	0.81%
Total annual operating expensesB	1.06%	1.31%	1.81%	1.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 677	$ 677	$ 479	$ 479	$ 684	$ 184	$ 284	$ 184
3 years	$ 893	$ 893	$ 751	$ 751	$ 869	$ 569	$ 569	$ 569
5 years	$ 1,126	$ 1,126	$ 1,043	$ 1,043	$ 1,180	$ 980	$ 980	$ 980
10 years	$ 1,795	$ 1,795	$ 1,874	$ 1,874	$ 1,837	$ 1,837	$ 2,127	$ 2,127

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2045).

The following information replaces similar information for Fidelity Advisor Freedom 2050 Fund found in the "Fund Summary" section beginning on page 43 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	None	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.81%	0.81%	0.81%	0.81%
Total annual operating expensesB	1.06%	1.31%	1.81%	1.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 677	$ 677	$ 479	$ 479	$ 684	$ 184	$ 284	$ 184
3 years	$ 893	$ 893	$ 751	$ 751	$ 869	$ 569	$ 569	$ 569
5 years	$ 1,126	$ 1.126	$ 1,043	$ 1,043	$ 1,180	$ 980	$ 980	$ 980
10 years	$ 1,795	$ 1,795	$ 1,874	$ 1,874	$ 1,837	$ 1,837	$ 2,127	$ 2,127

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2050).

The following information replaces similar information for Fidelity Advisor Freedom 2055 Fund found in the "Fund Summary" section beginning on page 47 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class C

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.81%	0.81%	0.81%
Total annual operating expensesB	1.06%	1.31%	1.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Class A

Class T

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 677	$ 677	$ 479	$ 479	$ 284	$ 184
3 years	$ 893	$ 893	$ 751	$ 751	$ 569	$ 569
5 years	$ 1,126	$ 1,126	$ 1,043	$ 1,043	$ 980	$ 980
10 years	$ 1,795	$ 1,795	$ 1,874	$ 1,874	$ 2,127	$ 2,127

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2055).

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 51.

The following table contains guidelines designed to help investors select an appropriate Fidelity Advisor Freedom Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 67 and that the investor will withdraw the value of his or her account in the fund gradually after retirement.

Retirement Year	Fund
Retired before 2003	Fidelity Advisor Freedom Income Fund
2003 - 2007	Fidelity Advisor Freedom 2005 Fund
2008 - 2012	Fidelity Advisor Freedom 2010 Fund
2013 - 2017	Fidelity Advisor Freedom 2015 Fund
2018 - 2022	Fidelity Advisor Freedom 2020 Fund
2023 - 2027	Fidelity Advisor Freedom 2025 Fund
2028 - 2032	Fidelity Advisor Freedom 2030 Fund
2033 - 2037	Fidelity Advisor Freedom 2035 Fund
2038 - 2042	Fidelity Advisor Freedom 2040 Fund
2043 - 2047	Fidelity Advisor Freedom 2045 Fund
2048 - 2052	Fidelity Advisor Freedom 2050 Fund
2053 - 2057	Fidelity Advisor Freedom 2055 Fund

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 53.

The following chart illustrates how each Fidelity Advisor Freedom Fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The Fidelity Advisor Freedom Funds' actual target asset allocations may differ from this illustration.

When the target asset allocation of a Fidelity Advisor Freedom Fund with a target retirement date matches Fidelity Advisor Freedom Income Fund's target asset allocation (approximately 10 to 17 years after the fund's retirement date), the Board of Trustees may combine the fund with Fidelity Advisor Freedom Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Advisor Freedom Income Fund.

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Advisor Freedom Fund and modify the selection of underlying Fidelity funds for any Fidelity Advisor Freedom Fund from time to time. Effective August 1, 2013, Fidelity Advisor Series Mega Cap Fund revised its investment objective to seek a high total return through a combination of current income and capital appreciation and eliminated its current policy to invest at least 80% of its assets in common stocks of companies with mega market capitalizations. In addition to other related policy changes, the fund also changed its name to "Fidelity Advisor Series Growth & Income Fund." Each Fidelity Advisor Freedom Fund is expected to cease its investments in Fidelity Advisor Growth & Income Fund over time.

The following disclosure supplements the existing disclosure for Fidelity Advisor Series Equity-Income Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 54.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following disclosure replaces the similar disclosure for Fidelity Advisor Series Mega Cap Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 55.

Fidelity Advisor Series Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Supplement to the
Fidelity Freedom K® Funds
May 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Freedom K Funds and modify the selection of underlying Fidelity funds for any Fidelity Freedom K Fund from time to time. Effective on or about January 1, 2014, a new target asset allocation strategy for the Fidelity Freedom K Funds will take effect. On or about September 26, 2013 Strategic Advisers will begin transitioning fund assets to achieve the desired target allocations. The modified asset allocation strategy is expected to result in changes to acquired fund fees and expenses reflected in each fund's fee table, which have been updated accordingly in the fee tables below. Commensurate with this change, on or about January 1, 2014, after the modified asset allocation strategy has been fully implemented, Strategic Advisers will replace the MSCI EAFE Index with the MSCI ACWI ex US Index as a component of each fund's composite benchmark.

The following information replaces similar information for Fidelity Freedom K Income Fund found in the "Fund Summary" section beginning on page 3 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.40%
Total annual fund operating expensesB	0.45%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

FF-K-13-04  September 26, 2013
1.900382.115

The following information replaces similar information for Fidelity Freedom K 2000 Fund found in the "Fund Summary" section beginning on page 6 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.40%
Total annual fund operating expensesB	0.45%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2000).

The following information replaces similar information for Fidelity Freedom K 2005 Fund found in the "Fund Summary" section beginning on page 9 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.45%
Total annual fund operating expensesB	0.50%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 51
3 years	$ 160
5 years	$ 280
10 years	$ 628

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2005).

The following information replaces similar information for Fidelity Freedom K 2010 Fund found in the "Fund Summary" section beginning on page 12 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.49%
Total annual fund operating expensesB	0.54%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 55
3 years	$ 173
5 years	$ 302
10 years	$ 677

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2010).

The following information replaces similar information for Fidelity Freedom K 2015 Fund found in the "Fund Summary" section beginning on page 16 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.52%
Total annual fund operating expensesB	0.57%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 58
3 years	$ 183
5 years	$ 318
10 years	$ 714

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2015).

The following information replaces similar information for Fidelity Freedom K 2020 Fund found in the "Fund Summary" section beginning on page 20 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.54%
Total annual fund operating expensesB	0.59%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 60
3 years	$ 189
5 years	$ 329
10 years	$ 738

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2020).

The following information replaces similar information for Fidelity Freedom K 2025 Fund found in the "Fund Summary" section beginning on page 23 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.57%
Total annual fund operating expensesB	0.62%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 63
3 years	$ 199
5 years	$ 346
10 years	$ 774

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2025).

The following information replaces similar information for Fidelity Freedom K 2030 Fund found in the "Fund Summary" section beginning on page 26 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.62%
Total annual fund operating expensesB	0.67%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 68
3 years	$ 214
5 years	$ 373
10 years	$ 835

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2030).

The following information replaces similar information for Fidelity Freedom K 2035 Fund found in the "Fund Summary" section beginning on page 29 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.63%
Total annual fund operating expensesB	0.68%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 69
3 years	$ 218
5 years	$ 379
10 years	$ 847

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2035).

The following information replaces similar information for Fidelity Freedom K 2040 Fund found in the "Fund Summary" section beginning on page 33 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.63%
Total annual fund operating expensesB	0.68%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 69
3 years	$ 218
5 years	$ 379
10 years	$ 847

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2040).

The following information replaces similar information for Fidelity Freedom K 2045 Fund found in the "Fund Summary" section beginning on page 36 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.64%
Total annual fund operating expensesB	0.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2045).

The following information replaces similar information for Fidelity Freedom K 2050 Fund found in the "Fund Summary" section beginning on page 39 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.64%
Total annual fund operating expensesB	0.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2050).

The following information replaces similar information for Fidelity Freedom K 2055 Fund found in the "Fund Summary" section beginning on page 42 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.64%
Total annual fund operating expensesB	0.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2055).

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 45.

The following table contains guidelines designed to help investors select an appropriate Fidelity Freedom K® Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 67 and that the investor will withdraw the value of his or her account in the fund gradually after retirement.

Retirement Year	Fund
Retired before 1998	Fidelity Freedom K® Income Fund
1998 - 2002	Fidelity Freedom K® 2000 Fund
2003 - 2007	Fidelity Freedom K® 2005 Fund
2008 - 2012	Fidelity Freedom K® 2010 Fund
2013 - 2017	Fidelity Freedom K® 2015 Fund
2018 - 2022	Fidelity Freedom K® 2020 Fund
2023 - 2027	Fidelity Freedom K® 2025 Fund
2028 - 2032	Fidelity Freedom K® 2030 Fund
2033 - 2037	Fidelity Freedom K® 2035 Fund
2038 - 2042	Fidelity Freedom K® 2040 Fund
2043 - 2047	Fidelity Freedom K® 2045 Fund
2048 - 2052	Fidelity Freedom K® 2050 Fund
2053 - 2057	Fidelity Freedom K® 2055 Fund

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 47.

The following chart illustrates how each Fidelity Freedom K® Fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The Fidelity Freedom K® Funds' actual target asset allocations may differ from this illustration.

When the target asset allocation of a Fidelity Freedom K® Fund with a target retirement date matches Fidelity Freedom K® Income Fund's target asset allocation (approximately 10 to 17 years after the fund's retirement date), the Board of Trustees may combine the fund with Fidelity Freedom K® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom K® Income Fund.

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Freedom K Fund and modify the selection of underlying Fidelity funds for any Fidelity Freedom K Fund from time to time. Effective August 1, 2013, Fidelity Series Mega Cap Fund revised its investment objective to seek a high total return through a combination of current income and capital appreciation and eliminated its current policy to invest at least 80% of its assets in common stocks of companies with mega market capitalizations. In addition to other related policy changes, the fund also changed its name to "Fidelity Series Growth & Income Fund."

The following disclosure supplements the existing disclosure for Fidelity Series Equity-Income Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 49.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following disclosure replaces the similar disclosure for Fidelity Series Mega Cap Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 50.

Fidelity Series Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Supplement to the
Fidelity Freedom® Funds
May 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Freedom Funds and modify the selection of underlying Fidelity funds for any Fidelity Freedom Fund from time to time. Effective on or about January 1, 2014, a new target asset allocation strategy for the Fidelity Freedom Funds will take effect. On or about September 26, 2013 Strategic Advisers will begin transitioning fund assets to achieve the desired target allocations. The modified asset allocation strategy is expected to result in changes to acquired fund fees and expenses reflected in each fund's table, which have been updated accordingly in the fee tables below. Commensurate with this change, on or about January 1, 2014, after the modified asset allocation strategy has been fully implemented, Strategic Advisers will replace the MSCI EAFE Index with the MSCI ACWI ex US Index as a component of each fund's composite benchmark.

The following information replaces similar information for Fidelity Freedom Income Fund found in the "Fund Summary" section beginning on page 3 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.51%
Total annual fund operating expensesB	0.51%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

FF-13-04  September 26, 2013
1.708110.159
1 year	$ 52
3 years	$ 164
5 years	$ 285
10 years	$ 640

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

The following information replaces similar information for Fidelity Freedom 2000 Fund found in the "Fund Summary" section beginning on page 9 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.51%
Total annual fund operating expensesB	0.51%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 52
3 years	$ 164
5 years	$ 285
10 years	$ 640

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2000).

The following information replaces similar information for Fidelity Freedom 2005 Fund found in the "Fund Summary" section beginning on page 15 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.58%
Total annual fund operating expensesB	0.58%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 59
3 years	$ 186
5 years	$ 324
10 years	$ 726

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2005).

The following information replaces similar information for Fidelity Freedom 2010 Fund found in the "Fund Summary" section beginning on page 21 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.62%
Total annual fund operating expensesB	0.62%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 63
3 years	$ 199
5 years	$ 346
10 years	$ 774

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2010).

The following information replaces similar information for Fidelity Freedom 2015 Fund found in the "Fund Summary" section beginning on page 27 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.66%
Total annual fund operating expensesB	0.66%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 67
3 years	$ 211
5 years	$ 368
10 years	$ 822

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2015).

The following information replaces similar information for Fidelity Freedom 2020 Fund found in the "Fund Summary" section beginning on page 33 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.69%
Total annual fund operating expensesB	0.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2020).

The following information replaces similar information for Fidelity Freedom 2025 Fund found in the "Fund Summary" section beginning on page 39 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.73%
Total annual fund operating expensesB	0.73%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 75
3 years	$ 233
5 years	$ 406
10 years	$ 906

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2025).

The following information replaces similar information for Fidelity Freedom 2030 Fund found in the "Fund Summary" section beginning on page 45 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.79%
Total annual fund operating expensesB	0.79%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 81
3 years	$ 252
5 years	$ 439
10 years	$ 978

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2030).

The following information replaces similar information for Fidelity Freedom 2035 Fund found in the "Fund Summary" section beginning on page 51 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual fund operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2035).

The following information replaces similar information for Fidelity Freedom 2040 Fund found in the "Fund Summary" section beginning on page 57 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual fund operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2040).

The following information replaces similar information for Fidelity Freedom 2045 Fund found in the "Fund Summary" section beginning on page 63 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.82%
Total annual fund operating expensesB	0.82%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2045).

The following information replaces similar information for Fidelity Freedom 2050 Fund found in the "Fund Summary" section beginning on page 69 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.82%
Total annual fund operating expensesB	0.82%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2050).

The following information replaces similar information for Fidelity Freedom 2055 Fund found in the "Fund Summary" section beginning on page 75 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.82%
Total annual fund operating expensesB	0.82%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2055).

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 82.

The following table contains guidelines designed to help investors select an appropriate Fidelity Freedom Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 67 and that the investor will withdraw the value of his or her account in the fund gradually after retirement.

Retirement Year	Fund
Retired before 1998	Fidelity Freedom Income Fund
1998 - 2002	Fidelity Freedom 2000 Fund
2003 - 2007	Fidelity Freedom 2005 Fund
2008 - 2012	Fidelity Freedom 2010 Fund
2013 - 2017	Fidelity Freedom 2015 Fund
2018 - 2022	Fidelity Freedom 2020 Fund
2023 - 2027	Fidelity Freedom 2025 Fund
2028 - 2032	Fidelity Freedom 2030 Fund
2033 - 2037	Fidelity Freedom 2035 Fund
2038 - 2042	Fidelity Freedom 2040 Fund
2043 - 2047	Fidelity Freedom 2045 Fund
2048 - 2052	Fidelity Freedom 2050 Fund
2053 - 2057	Fidelity Freedom 2055 Fund

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 86.

The following chart illustrates how each Fidelity Freedom Fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The Fidelity Freedom Funds' actual target asset allocations may differ from this illustration.

When the target asset allocation of a Fidelity Freedom Fund with a target retirement date matches Fidelity Freedom Income Fund's target asset allocation (approximately 10 to 17 years after the fund's retirement date), the Board of Trustees may combine the fund with Fidelity Freedom Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom Income Fund.

The following disclosure supplements the existing disclosure for Fidelity Series Equity-Income Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 90.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Freedom Fund and modify the selection of underlying Fidelity funds for any Fidelity Freedom Fund from time to time. Effective August 1, 2013, Fidelity Series Mega Cap Fund revised its investment objective to seek a high total return through a combination of current income and capital appreciation and eliminated its current policy to invest at least 80% of its assets in common stocks of companies with mega market capitalizations. In addition to other related policy changes, the fund also changed its name to "Fidelity Series Growth & Income Fund."

The following disclosure replaces the similar disclosure for Fidelity Series Mega Cap Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 92.

Fidelity Series Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Supplement to the
Fidelity Freedom® Funds
May 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Freedom Funds and modify the selection of underlying Fidelity funds for any Fidelity Freedom Fund from time to time. Effective on or about January 1, 2014, a new target asset allocation strategy for the Fidelity Freedom Funds will take effect. On or about September 26, 2013 Strategic Advisers will begin transitioning fund assets to achieve the desired target allocations. The modified asset allocation strategy is expected to result in changes to acquired fund fees and expenses reflected in each fund's fee table, which have been updated accordingly in the fee tables below. Commensurate with this change, on or about January 1, 2014, after the modified asset allocation strategy has been fully implemented, Strategic Advisers will replace the MSCI EAFE Index with the MSCI ACWI ex US Index as a component of each fund's composite benchmark

The following information replaces similar information for Fidelity Freedom Income Fund found in the "Fund Summary" section beginning on page 3 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.51%
Total annual fund operating expensesB	0.51%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 52
3 years	$ 164
5 years	$ 285
10 years	$ 640

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

FF-13-04L  September 26, 2013
1.808379.129

The following information replaces similar information for Fidelity Freedom 2000 Fund found in the "Fund Summary" section beginning on page 6 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.51%
Total annual fund operating expensesB	0.51%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 52
3 years	$ 164
5 years	$ 285
10 years	$ 640

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2000).

The following information replaces similar information for Fidelity Freedom 2005 Fund found in the "Fund Summary" section beginning on page 9 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.58%
Total annual fund operating expensesB	0.58%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 59
3 years	$ 186
5 years	$ 324
10 years	$ 726

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2005).

The following information replaces similar information for Fidelity Freedom 2010 Fund found in the "Fund Summary" section beginning on page 12 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.62%
Total annual fund operating expensesB	0.62%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 63
3 years	$ 199
5 years	$ 346
10 years	$ 774

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2010).

The following information replaces similar information for Fidelity Freedom 2015 Fund found in the "Fund Summary" section beginning on page 16 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.66%
Total annual fund operating expensesB	0.66%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 67
3 years	$ 211
5 years	$ 368
10 years	$ 822

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2015).

The following information replaces similar information for Fidelity Freedom 2020 Fund found in the "Fund Summary" section beginning on page 19 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.69%
Total annual fund operating expensesB	0.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2020).

The following information replaces similar information for Fidelity Freedom 2025 Fund found in the "Fund Summary" section beginning on page 22 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.73%
Total annual fund operating expensesB	0.73%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 75
3 years	$ 233
5 years	$ 406
10 years	$ 906

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2025).

The following information replaces similar information for Fidelity Freedom 2030 Fund found in the "Fund Summary" section beginning on page 25 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.79%
Total annual fund operating expensesB	0.79%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 81
3 years	$ 252
5 years	$ 439
10 years	$ 978

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2030).

The following information replaces similar information for Fidelity Freedom 2035 Fund found in the "Fund Summary" section beginning on page 28 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual fund operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2035).

The following information replaces similar information for Fidelity Freedom 2040 Fund found in the "Fund Summary" section beginning on page 31 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual fund operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2040).

The following information replaces similar information for Fidelity Freedom 2045 Fund found in the "Fund Summary" section beginning on page 34 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.82%
Total annual fund operating expensesB	0.82%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2045).

The following information replaces similar information for Fidelity Freedom 2050 Fund found in the "Fund Summary" section beginning on page 37 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.82%
Total annual fund operating expensesB	0.82%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2050).

The following information replaces similar information for Fidelity Freedom 2055 Fund found in the "Fund Summary" section beginning on page 40 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.82%
Total annual fund operating expensesB	0.82%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2055).

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 43.

The following table contains guidelines designed to help investors select an appropriate Fidelity Freedom Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 67 and that the investor will withdraw the value of his or her account in the fund gradually after retirement.

Retirement Year	Fund
Retired before 1998	Fidelity Freedom Income Fund
1998 - 2002	Fidelity Freedom 2000 Fund
2003 - 2007	Fidelity Freedom 2005 Fund
2008 - 2012	Fidelity Freedom 2010 Fund
2013 - 2017	Fidelity Freedom 2015 Fund
2018 - 2022	Fidelity Freedom 2020 Fund
2023 - 2027	Fidelity Freedom 2025 Fund
2028 - 2032	Fidelity Freedom 2030 Fund
2033 - 2037	Fidelity Freedom 2035 Fund
2038 - 2042	Fidelity Freedom 2040 Fund
2043 - 2047	Fidelity Freedom 2045 Fund
2048 - 2052	Fidelity Freedom 2050 Fund
2053 - 2057	Fidelity Freedom 2055 Fund

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 45.

The following chart illustrates how each Fidelity Freedom Fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The Fidelity Freedom Funds' actual target asset allocations may differ from this illustration.

When the target asset allocation of a Fidelity Freedom Fund with a target retirement date matches Fidelity Freedom Income Fund's target asset allocation (approximately 10 to 17 years after the fund's retirement date), the Board of Trustees may combine the fund with Fidelity Freedom Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom Income Fund.

The following disclosure supplements the existing disclosure for Fidelity Series Equity-Income Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 47.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Freedom Fund and modify the selection of underlying Fidelity funds for any Fidelity Freedom Fund from time to time. Effective August 1, 2013, Fidelity Series Mega Cap Fund revised its investment objective to seek a high total return through a combination of current income and capital appreciation and eliminated its current policy to invest at least 80% of its assets in common stocks of companies with mega market capitalizations. In addition to other related policy changes, the fund also changed its name to "Fidelity Series Growth & Income Fund."

The following disclosure replaces the similar disclosure for Fidelity Series Mega Cap Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 48.

Fidelity Series Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Supplement to the
Fidelity Freedom® Index Funds -
Class W
May 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Freedom Index Funds and modify the selection of underlying Fidelity funds for any Fidelity Freedom Index Fund from time to time. Effective on or about January 1, 2014, a new target asset allocation strategy for the Fidelity Freedom Index Funds will take effect. On or about September 26, 2013 Strategic Advisers will begin transitioning fund assets to achieve the desired target allocations. Commensurate with this change, on or about January 1, 2014, after the modified asset allocation strategy has been fully implemented, Strategic Advisers will utilize a six asset class composite benchmark (domestic equity, international equity, commodities, bond, treasury inflation protected securities and short-term).

The following information replaces similar information for Fidelity Freedom Index Income Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 3.

  Using an asset allocation among underlying Fidelity Domestic Equity Funds (including commodities), International Equity Funds, Bond Funds (including treasury inflation protected securities) and Short-Term Funds as of March 31, 2013, of approximately:

The following information replaces similar information for Fidelity Freedom Index 2000 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 7.

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 17 years after the year 2000).

The following information replaces similar information for Fidelity Freedom Index 2005 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 11.

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 17 years after the year 2005).

The following information replaces similar information for Fidelity Freedom Index 2010 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 15.

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 17 years after the year 2010).

The following information replaces similar information for Fidelity Freedom Index 2015 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 19.

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 17 years after the year 2015).

The following information replaces similar information for Fidelity Freedom Index 2020 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 23.

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 17 years after the year 2020).

The following information replaces similar information for Fidelity Freedom Index 2025 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 27.

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 17 years after the year 2025).

The following information replaces similar information for Fidelity Freedom Index 2030 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 31.

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 17 years after the year 2030).
FRX-W-13-02  September 26, 2013
1.923243.103

The following information replaces similar information for Fidelity Freedom Index 2035 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 35.

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 17 years after the year 2035).

The following information replaces similar information for Fidelity Freedom Index 2040 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 39.

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 17 years after the year 2040).

The following information replaces similar information for Fidelity Freedom Index 2045 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 43.

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 17 years after the year 2045).

The following information replaces similar information for Fidelity Freedom Index 2050 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 47.

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 17 years after the year 2050).

The following information replaces similar information for Fidelity Freedom Index 2055 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 51.

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 17 years after the year 2055).

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 55.

The following table contains guidelines designed to help investors select an appropriate Fidelity Freedom Index Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 67 and that the investor will withdraw the value of his or her account in the fund gradually after retirement.

Retirement Year	Fund
Retired before 1998	Fidelity Freedom Index Income Fund
1998 - 2002	Fidelity Freedom Index 2000 Fund
2003 - 2007	Fidelity Freedom Index 2005 Fund
2008 - 2012	Fidelity Freedom Index 2010 Fund
2013 - 2017	Fidelity Freedom Index 2015 Fund
2018 - 2022	Fidelity Freedom Index 2020 Fund
2023 - 2027	Fidelity Freedom Index 2025 Fund
2028 - 2032	Fidelity Freedom Index 2030 Fund
2033 - 2037	Fidelity Freedom Index 2035 Fund
2038 - 2042	Fidelity Freedom Index 2040 Fund
2043 - 2047	Fidelity Freedom Index 2045 Fund
2048 - 2052	Fidelity Freedom Index 2050 Fund
2053 - 2057	Fidelity Freedom Index 2055 Fund

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 56.

The following chart illustrates how each Fidelity Freedom Index Fund's approximate asset allocation among domestic equity funds (including commodities), international equity funds, bond funds (including treasury inflation protected securities), and short-term funds is expected to change over time. The Fidelity Freedom Index Funds' actual target asset allocations may differ from this illustration.

When the target asset allocation of a Fidelity Freedom Index Fund with a target retirement date matches Fidelity Freedom Index Income Fund's target asset allocation (approximately 10 to 17 years after the fund's retirement date), the Board of Trustees may combine the fund with Fidelity Freedom Index Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom Index Income Fund.